Unsecured Debt (Tables)	12 Months Ended
Nov. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt and Short-Term Borrowings
Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30, 2014		November 30,
	Interest Rates	Maturities Through	2014 (a)	2013 (a)
Long-Term Debt
Export Credit Facilities
Fixed rate (b)	4.2% to 5.5%	2020	$1,358	$1,684
Euro fixed rate (b)	3.8% to 4.5%	2025	340	408
Floating rate (c)	1.4% to 1.6%	2026	1,031	1,196
Euro floating rate (b) (d)	0.3% to 1.2%	2026	1,909	1,742
Bank Loans
Fixed rate (b) (e)	—	—	—	650
Euro fixed rate (b)	3.9%	2021	221	276
Floating rate (b) (e) (f)	0.7% to 1.2%	2019	800	850
Euro floating rate (b) (g)	0.7%	2015	249	138
Private Placement Notes
Fixed rate	5.9% to 6.0%	2016	116	116
Euro fixed rate (b)	6.9% to 7.3%	2018	153	194
Publicly-Traded Notes
Fixed rate	1.2% to 7.1%	2028	2,219	2,219
Other	3.8% to 7.3%	2030	26	27
Short-Term Borrowings
Euro bank loans (h)	1.3%	2015	13	60
U.S. dollar-denominated commercial paper (h)	0.4%	2015	653	—
Total Debt			9,088	9,560
Less short-term borrowings			(666)	(60)
Less current portion of long-term debt			(1,059)	(1,408)
Total Long-term Debt			$7,363	$8,092

(a)
The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2014, 67% and 33% (69% and 31% at November 30, 2013) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2014, 52% and 48% (59% and 41% at November 30, 2013) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2014, we believe we were in compliance with all of our debt covenants.

(b)
Includes $2.4 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.

(c)
In 2014, we repaid an aggregate of $590 million outstanding under two export credit facilities prior to their maturities through May 2024. In addition, in 2014 we borrowed $554 million under an export credit facility, the proceeds of which were used to pay for a portion of Regal Princess’ purchase price and is due in semi-annual installments through May 2026.

(d)
In 2014, we borrowed $498 million under a euro-denominated export credit facility, the proceeds of which were used to pay for a portion of Costa Diadema's purchase price and is due in semi-annual installments through October 2026.

(e)
In 2014, we restructured two floating rate bank loan facilities that had an aggregate outstanding balance of $250 million and were previously due through 2016. The restructuring converted the terms into perpetual one-year maturities and added a $150 million tranche, which was used to repay a portion of a $500 million fixed rate bank loan in 2014 prior to its 2015 maturity date. We can terminate this facility at any time upon three days notice, and the bank can terminate the facility at any time upon one-year’s notice.

(f)	In 2014, we borrowed $150 million under a floating rate bank loan, which is due in September 2019. We used the net proceeds of this loan for general corporate purposes.

(g)
In 2014, we borrowed $275 million under a euro-denominated floating rate revolving bank loan facility, the proceeds of which were used for general corporate purposes. This facility has a perpetual term although we can terminate it at any time, and the bank can terminate the facility at any time upon nine months notice.

(h)	The interest rate associated with our short-term borrowings represents an aggregate-weighted average interest rate.

Scheduled Annual Maturities of Debt
At November 30, 2014, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2015	2016	2017	2018	2019	Thereafter	Total
Short-term borrowings	$666						$666
Long-term debt	$1,059	$1,785	$634	$1,302	$685	$2,957	$8,422
	$1,725	$1,785	$634	$1,302	$685	$2,957	$9,088

Committed Ship Financings
At January 22, 2015, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Carnival Cruise Line
Carnival Vista	2016	$483
Holland America Line
Koningsdam	2016	379
Seabourn
Newbuild (a)	2016	204
North America Cruise Brands		1,066
EAA
AIDA
AIDAprima (a)	2015	393
Newbuild (a)	2016	393
P&O Cruises (UK)
Britannia (a)	2015	480
EAA Cruise Brands		1,266
		$2,332

(a) Commitments are euro-denominated.